TAXES ON INCOME (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Note [Line Items]
Foreign		$ 651	$ 308	$ (12,105)
Profit (loss) before taxes on income		125,440	79,710	(17,819)
NETHERLANDS
Income Tax Note [Line Items]
Domestic	[1]			(222)
ISRAEL
Income Tax Note [Line Items]
Domestic	[1]	$ 124,789	$ 79,402	$ (5,492)

[1]	As mentioned above, since July 2014, the Company has been a resident of Israel and not The Netherlands for tax purposes. Therefore, prior to July 2014 "domestic" represented taxing under the Dutch tax authorities and as of July 2014 "domestic" represents taxing under the Israeli tax authorities. Thus, in the periods prior to July 2014 taxing under the Israeli tax authorities is included in the table above as foreign profit (loss) before taxes on income.